Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has twelve operating segments and one reportable segment.  The Regulated segment, the Company’s single reportable segment, is comprised of ten operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services.  These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.  Two of our operating segments have been classified as discontinued operations, and are excluded from the Regulated segment disclosure of our continuing operations.

Two operating segments are included within the other category below.  These segments are not quantitatively significant and are comprised of the Company’s businesses that provide sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.  In addition to these segments, other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.  Corporate costs include certain general and administrative expenses, and interest expense.

The following table presents information about the Company’s reportable segment:

		2012			2011
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated

Operating revenues	$740,030	$17,730	$757,760	$674,927	$12,364	$687,291
Operations and maintenance expense	259,847	11,996	271,843	243,137	13,606	256,743
Depreciation	113,139	(1,372)	111,767	104,681	(1,269)	103,412
Operating income (loss)	316,602	4,915	321,517	282,587	(1,788)	280,799
Interest expense, net of AFUDC	67,433	6,182	73,615	64,990	5,664	70,654
Income tax	66,821	60	66,881	72,336	(3,225)	69,111
Income (loss) from continuing operations	182,769	1,318	184,087	145,493	(3,810)	141,683
Capital expenditures	346,676	1,309	347,985	324,433	1,375	325,808
Total assets	4,566,327	292,190	4,858,517	4,183,758	164,662	4,348,420
Goodwill	24,031	4,121	28,152	22,823	4,121	26,944

		2010
		Other and
	Regulated	Eliminations	Consolidated

Operating revenues	$648,768	$11,418	$660,186
Operations and maintenance expense	238,093	12,896	250,989
Depreciation	101,644	(1,038)	100,606
Operating income (loss)	259,372	(2,038)	257,334
Interest expense, net of AFUDC	63,170	5,392	68,562
Income tax	77,318	(2,378)	74,940
Income (loss) from continuing operations	119,292	(2,913)	116,379
Capital expenditures	307,726	408	308,134
Total assets	3,986,819	85,647	4,072,466
Goodwill	23,797	4,121	27,918